Financial instruments and risk management	12 Months Ended
Dec. 31, 2019
Financial instruments and risk management [Abstract]
Financial instruments and risk management
20.	Financial instruments and risk management

The Company’s activities expose it to the following financial risks: market risk (foreign exchange and interest rate risk), credit risk and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

The following table shows the carrying amounts of financial assets and financial liabilities:

	As of December 31,
in CHF thousands	2019	2018
Financial assets
Long-term financial assets	304	304
Other current receivables	304	236
Short-term financial assets	95,000	30,000
Cash and cash equivalents	193,587	156,462
Total financial assets	289,195	187,002

	As of December 31,
in CHF thousands	2019	2018
Financial liabilities
Long-term financing obligation	—	186
Long-term lease liabilities	1,813	—
Trade and other payables	142	1,979
Accrued expenses	11,797	10,420
Short-term financing obligation	652	332
Short-term lease liabilities	442	—
Total financial liabilities	14,846	12,917

Foreign exchange risk

The Company is exposed to foreign exchange risk arising from currency exposures, primarily with respect to the EUR, USD and to a lesser extent to GBP, DKK and SEK. The currency exposure is not hedged. However, the Company has a policy of matching its cash holdings to the currency structure of its expenses, which means that the Company holds predominately CHF, EUR and USD (see Note 6 “Cash and cash equivalents and financial assets”). In the Company’s statements of income/(loss) for the years ended December 31, 2019, 2018 and 2017 a loss of CHF 0.8 million, a loss of CHF 1.2 million and a loss of CHF 4.2 million, respectively, has been recognized within “Finance result, net.”

As of December 31, 2019, if the CHF had strengthened/weakened by 10% against the EUR and the USD with all other variables held constant, the net loss for the period would have been lower/higher by CHF 3.5 million (2018: CHF 3.0 million), mainly as a result of foreign exchange gains/losses on predominantly EUR/USD denominated cash and cash equivalents and short-term financial assets.

Interest rates

The Company’s CHF cash holdings (inclusive of those held in short-term financial assets) are subject to negative interest rates at certain counterparty thresholds. As of December 31, 2019, if the interest rates charged by the counterparties had increased/decreased by 10%, the net income for the period would have been higher/lower by less than CHF 0.1 million. Interest income and interest expense are recorded within Finance results, net in our statements of income/(loss).

Credit risk

The Company maintains a formal treasury risk and investment management policy to limit counterparty credit risk. As of December 31, 2019, the Company’s cash and cash equivalents and short-term financial assets are held with four financial institutions each with a high credit-rating assigned by international credit-rating agencies. The maximum amount of credit risk is the carrying amount of the financial assets. Trade and other receivables are fully performing, not past due and not impaired (see Note 6 “Cash and cash equivalents and financial assets” and Note 8 “Other current receivables”).

Liquidity risk

Inherent in the Company’s business are various risks and uncertainties, including its limited operating history and the high uncertainty that new therapeutic concepts will succeed. AC Immune’s success may depend in part upon its ability to (i) establish and maintain a strong patent position and protection, (ii) enter into collaborations with partners in the biotech and pharmaceutical industry, (iii) acquire and keep key personnel employed, and (iv) acquire additional capital to support its operations.

The Company’s approach of managing liquidity is to ensure sufficient cash to meet its liabilities when due. Therefore, management closely monitors the cash position on rolling forecasts based on expected cash flow to enable the Company to finance its operations for at least 18 months. The Company has a financing obligation due to LuMind and projects CHF 0.7 million to be paid within 12 months from the reporting date. See Note 11 “Financing obligation” for further details. Additionally, the Company has CHF 0.1 million in Trade and other payables which are due within 12 months from the reporting date. Finally, as it relates to the Company’s lease liabilities please see Note 5 “Right-of-use assets and lease liabilities” for detail of when corresponding lease liabilities are due.